STATEMENTS OF UNALLOCATED RESERVE AND TRUST CORPUS (Parenthetical) - $ / shares	12 Months Ended
	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2022
STATEMENTS OF UNALLOCATED RESERVE AND TRUST CORPUS
First quarterly distribution paid per unit (in dollars per unit)		$ 1.04	$ 0.89
Second quarterly distribution paid per unit (in dollars per unit)		$ 0.84	0.09
Third quarterly distribution paid per unit (in dollars per unit)	$ 0.35		1.42
Fourth quarterly distribution declared per unit (in dollars per unit)	$ 0.37		$ 1.75